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                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                            AS OF SEPTEMBER 30, 2007

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

To the Stockholders of

CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended September 30, 2007 prepared by management without audit by our independent registered public accounting firm and other pertinent information are submitted herewith.

      Comparative market values of net assets are as follows:

                                                    Sept. 30, 2007    June 30, 2007   Dec. 31, 2006
                                                    --------------    -------------   -------------
Net assets........................................    $671,426,934    $678,277,359     $617,167,026
Net assets per share of Common Stock..............           32.69           33.03            30.05
      Shares of Common Stock outstanding..........      20,538,195      20,538,195       20,538,195

      Comparative operating results are as follows:

                                                                    Nine months ended September 30,
                                                                    -------------------------------
                                                                          2007            2006
                                                                          ----            ----
Net investment income.............................................    $ 7,704,867     $ 7,018,095
      Per share of Common Stock...................................            .38*            .35*
Net realized gain on sale of investments..........................     37,419,803      34,340,340
Increase in net unrealized appreciation of investments............     13,242,876       4,366,522
Increase in net assets resulting from operations..................     58,367,546      45,724,957

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the nine-month period.

      In the quarter ended September 30, 2007 the Corporation did not repurchase any shares of its Common Stock. However, it may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                             CENTRAL SECURITIES CORPORATION

                                                WILMOT H. KIDD, President
630 Fifth Avenue
New York, NY 10111
October 17, 2007


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

                          PRINCIPAL PORTFOLIO CHANGES
                          July 1 to September 30, 2007
                   (Common Stock unless specified otherwise)
                                   (unaudited)

                                                                        Number of Shares
                                                             ---------------------------------------
                                                                                           Held
                                                                                       September 30,
                                                             Purchased      Sold           2007
                                                             ---------     ------      -------------
A.S.V., Inc............................................       386,000                      680,000
The Bank of New York Mellon Corporation................                     49,525(b)      825,475
Brady Corporation......................................                     34,400         875,600
Carlisle Companies Inc.................................       140,000                      140,000
Chevron Corporation....................................                    234,328              --
Coherent, Inc..........................................       100,000                      100,000
Convergys Corporation..................................       715,800                    1,715,800
Covidien Ltd...........................................       100,000(a)                   100,000
Devon Energy Corporation...............................       200,000                      200,000
GeoMet, Inc............................................       220,000                    1,000,000
Hewitt Associates, Inc.................................                    200,000              --
IMS Health Inc.........................................                    120,000          80,000
Intel Corporation......................................                     80,000         900,000
Meritage Homes Corporation.............................        10,000                       90,000
Murphy Oil Corporation.................................                     50,000         550,000
Neoware, Inc...........................................                  1,400,000(b)           --
Radisys Corporation....................................       390,000                    1,000,000
Tyco Electronics Ltd...................................       100,000(a)    10,000          90,000
Tyco International Ltd.................................                    300,000(c)      100,000
Verigy Ltd.............................................                     20,001          60,000

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(a)   Received in a distribution from Tyco International Ltd.
(b)   Merger.
(c)   Reverse stock split.

                             TEN LARGEST INVESTMENTS
                                   (unaudited)

                                                  September 30, 2007
                                                  ------------------       % of         Year First
                                                  Cost         Value     Net Assets      Acquired
                                                  ----         -----     ----------     ----------
                                                      (millions)
The Plymouth Rock Company, Inc...............    $ 2.2        $148.4        22.1%          1982
Murphy Oil Corporation.......................      2.8          38.4         5.7           1974
The Bank of New York Mellon Corporation......     15.5          36.4         5.4           1993
Agilent Technologies, Inc....................     22.5          34.8         5.2           2005
Brady Corporation............................      2.5          31.4         4.7           1984
Convergys Corporation........................     25.1          29.8         4.4           1998
Roper Industries, Inc........................      9.0          26.9         4.0           2003
Intel Corporation............................      0.4          23.3         3.5           1986
Capital One Financial Corporation............      5.1          22.6         3.4           1994
Dover Corporation............................     13.0          20.4         3.0           2003


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

                               BOARD OF DIRECTORS

                           Donald G. Calder, Chairman
                                Simms C. Browning
                                  Jay R. Inglis
                                Dudley D. Johnson
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                       William E. Sheeline, Vice President
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                                    Suite 820
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                        Computershare Trust Company, N.A.
                   P. O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN

                                 UMB Bank, N.A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               KPMG LLP, New York


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